UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07838)

American Select Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Schedule of Investments     |    November 30, 2012 (unaudited)

American Select Portfolio (SLA)

Item 1. Schedule of Investments.

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 37.5%
Commercial Loans — 24.7%
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 §	10/31/06	$3,740,919	$3,740,919	$2,293,183
Clear Lake Central I, Webster, TX, 4.93%, 2/1/13 ¶	7/27/06	6,895,716	6,895,716	6,895,716
George Gee Hummer, Liberty Lake, WA, 6.38%, 1/1/14 ¶	6/30/05	2,125,000	2,125,000	1,865,690
George Gee Pontiac I, Liberty Lake, WA, 6.40%, 1/1/14 ¶	6/30/05	4,675,000	4,675,000	4,105,950
George Gee Pontiac II, Liberty Lake, WA, 6.38%, 1/1/14 ¶	9/14/06	750,000	750,000	658,479
George Gee Porsche, Liberty Lake, WA, 6.38%, 1/1/14 ¶	9/14/06	2,500,000	2,500,000	2,194,930
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/14¶ ♦	7/18/07	3,520,000	3,520,000	2,157,760
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17	5/23/07	2,166,255	2,166,255	2,187,918
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 2.93%, 11/1/12 §¶	10/12/07	7,272,727	7,272,727	4,458,181
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17	6/28/07	4,747,948	4,747,948	4,985,346

			38,393,565	31,803,153

Multifamily Loans — 12.8%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	3,989,887	3,989,887	4,189,380
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	145,546	145,546	151,211
Highland House Apartments, Dallas, TX, 6.55%, 10/1/13	9/10/07	2,640,192	2,640,192	2,640,192
Keystone Crossings, Springdale, AZ, 8.15%, 7/5/16 ¶	6/27/07	4,875,000	4,875,000	4,144,033
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 8/1/14 ¶ ♦	10/1/07	5,400,000	5,514,336	3,310,200
RP Urban Partners Lot 17, Oxnard, CA, 4.90%, 10/1/12 §¶	3/1/10	2,500,000	2,500,000	2,088,943

			19,664,961	16,523,959

Total Whole Loans			58,058,526	48,327,112

Corporate Notes ¥ ¶ — 13.1%
Fixed Rate — 13.1%
Sarofim Northwest, 7.50%, 1/1/13 §	12/21/07	8,181,250	8,181,250	8,181,250
Stratus Properties I, 7.25%, 3/31/15	12/28/00	5,000,000	5,000,000	5,100,000
Stratus Properties VII, 7.25%, 12/31/15	6/1/07	3,500,000	3,500,000	3,605,000

Total Corporate Notes			16,681,250	16,886,250

Corporate Bonds — 30.5%
Banking ☒ — 12.0%
Bank of America, Series MTN, 5.00%, 5/13/21		3,245,000	3,335,467	3,721,460
Citigroup, 4.50%, 1/14/22		3,260,000	3,371,653	3,667,588
Goldman Sachs Group, 6.00%, 6/15/20		3,380,000	3,644,407	4,007,146
Morgan Stanley, 5.50%, 7/28/21		3,615,000	3,555,542	4,134,027

			13,907,069	15,530,221

Real Estate Investment Trusts — 18.5%
BioMed Realty, 4.25%, 7/15/22		1,500,000	1,579,649	1,582,264
CommonWealth REIT, 5.88%, 9/15/20		1,375,000	1,492,781	1,473,945
Developers Diversified Realty, 4.63%, 7/15/22 ☒		3,600,000	3,902,294	3,919,079
Digital Realty, 5.88%, 2/1/20		1,000,000	1,100,812	1,159,009
Digital Realty, 3.63%, 10/1/22 ☒		2,500,000	2,506,237	2,483,340
Health Care REIT, 4.95%, 1/15/21		750,000	824,441	828,643
Healthcare Realty, 5.75%, 1/15/21		690,000	773,537	772,603
Hospitality Properties, 5.00%, 8/15/22		1,950,000	1,966,890	2,082,274
Mack-Cali Realty, 7.75%, 8/15/19		725,000	884,903	907,123
National Retail Properties, 3.80%, 10/15/22		1,425,000	1,484,425	1,458,815
Senior Housing Properties, 6.75%, 4/15/20		1,005,000	1,129,218	1,151,658

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments     |    November 30, 2012 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Senior Housing Properties, 6.75%, 12/15/21	$340,000	$394,664	$392,221
Vornado Realty, 5.00%, 1/15/22	875,000	916,155	968,974
Washington Real Estate Investment, 3.95%, 10/15/22	1,100,000	1,140,464	1,144,072
Weingarten Realty Investors, 3.38%, 10/15/22	3,450,000	3,421,355	3,455,378

		23,517,825	23,779,398

Total Corporate Bonds		37,424,894	39,309,619

U.S. Government Agency Mortgage-Backed Securities a — 17.2%
Fixed Rate — 17.2%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	458,548	464,407	492,961
7.50%, 12/1/29, #C00896	112,946	111,470	137,910
5.00%, 5/1/39, #G05430	1,032,793	1,057,474	1,108,270
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	144,238	144,548	156,929
6.50%, 6/1/29, #252497	310,732	309,279	360,664
7.50%, 5/1/30, #535289	32,716	31,944	39,940
8.00%, 5/1/30, #538266	13,752	13,630	14,454
5.00%, 11/1/33, #725027	1,280,959	1,306,261	1,396,589
5.00%, 7/1/39, #935588	1,236,963	1,260,638	1,340,890
4.50%, 3/1/40, #932669	1,621,870	1,636,729	1,748,181
4.00%, 12/1/40, #MA0583	1,726,348	1,743,780	1,851,816
3.50%, 2/1/41, #AE0828	2,349,923	2,435,481	2,510,745
3.50%, 3/1/41, #AE0981	3,276,672	3,402,723	3,500,919
3.50%, 2/1/42, #AB4514	2,417,756	2,469,513	2,583,221
3.50%, 4/1/42, #MA1027	2,319,825	2,404,125	2,484,387
3.50%, 8/1/42, #AL2417	2,277,906	2,443,698	2,439,495

Total U.S. Government Agency Mortgage-Backed Securities		21,235,700	22,167,371

Commercial Mortgage-Backed Security Δ — 5.4%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45	6,400,000	4,283,811	6,926,323

Asset-Backed Security ■ — 0.8%
Other — 0.8%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	894,341	992,427	1,009,483

Preferred Stocks — 35.6%
Real Estate Investment Trusts — 35.6%
Alexandria Real Estate Equities, Series E ☒	140,000	3,527,400	3,749,200
BRE Properties, Series D ☒	28,600	675,354	729,300
CommonWealth REIT, Series E ☒	137,698	3,565,063	3,416,287
Developers Diversified Realty, Series H ☒	23,820	488,310	601,455
Digital Realty, Series E ☒	140,000	3,500,000	3,812,060
Duke Realty, Series J	630	15,120	15,793
Duke Realty, Series K ☒	35,000	836,500	884,846
Duke Realty, Series L ☒	17,270	330,202	433,477
Duke Realty, Series O ☒	40,000	944,000	1,033,600
Equity Residential Properties, Series K ☒	18,000	991,800	1,238,063
Health Care REIT, Series J ☒	111,170	2,893,609	3,005,070
Hospitality Properties, Series C ☒	59,227	1,468,133	1,495,482
Hospitality Properties, Series D	11,100	299,922	292,485
Kimco Realty, Series J	88,000	2,203,750	2,182,400
National Retail Properties, Series D ☒	138,240	3,478,920	3,632,947

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments     |    November 30, 2012 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	VALUE ¶
ProLogis, Series L ☒	114,820	$2,167,595	$2,917,151
ProLogis, Series M ☒	18,700	460,785	471,240
ProLogis, Series O ☒	10,228	255,700	260,814
ProLogis, Series R ☒	5,000	105,000	126,094
ProLogis, Series S ☒	7,400	155,400	186,388
PS Business Parks, Series S ☒	48,000	1,276,800	1,284,000
PS Business Parks, Series T ☒	62,000	1,568,100	1,603,940
Public Storage, Series Q ☒	16,000	402,880	446,240
Public Storage, Series R ☒	32,500	831,375	884,618
Public Storage, Series V	23,288	590,351	595,707
Realty Income, Series E ☒	78,820	1,895,012	2,005,969
Regency Centers, Series F ☒	122,326	3,311,070	3,314,276
Regency Centers, Series G	14,400	365,472	363,600
Senior Housing Properties	40,845	1,002,745	995,393
Vornado Realty, Series G ☒	40,000	998,000	1,013,752
Vornado Realty, Series H ☒	68,000	1,547,000	1,738,692
Vornado Realty, Series I ☒	24,000	596,400	609,600
Vornado Realty, Series K	10,715	271,625	273,661
Weingarten Realty Investors, Series D ☒	9,000	207,000	227,700

Total Preferred Stocks		43,226,393	45,841,300

Total Unaffiliated Investments		181,903,001	180,467,458

Short-Term Investment — 1.6%
First American Prime Obligations Fund, Class Z, 0.06% X	2,128,866	2,128,866	2,128,866

Total Investments ▲ — 141.7%		$184,031,867	$182,596,324

Other Assets and Liabilities, Net — (41.7)%			(53,767,284)

Total Net Assets — 100.0%			$128,829,040

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments     |    November 30, 2012 (unaudited)

American Select Portfolio (SLA)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of November 30, 2012, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2012, the total fair value of these securities was $65,213,362 or 50.6% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2012. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

§	Loan has matured or will mature in the next couple months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2012.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

Participating Loan - A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On November 30, 2012, securities valued at $63,054,901 were pledged as collateral for the following outstanding borrowings:

Amount	Rate *	Accrued Interest
$33,700,000	1.06%	$$991

*	Interest rate as of November 30, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.90%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $3,245,000 par

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments     |    November 30, 2012 (unaudited)

American Select Portfolio (SLA)

Citigroup, 4.50%, 1/14/22, $3,260,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $3,380,000 par

Morgan Stanley, 5.50%, 7/28/21, $3,615,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,600,000 par

Digital Realty, 3.63%, 10/1/22, $2,500,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 140,000 shares

BRE Properties, Series D, 28,600 shares

CommonWealth REIT, Series E, 137,698 shares

Developers Diversified Realty, Series H, 23,820 shares

Digital Realty, Series E, 140,000 shares

Duke Realty, Series K, 35,000 shares

Duke Realty, Series L, 17,270 shares

Duke Realty, Series O, 40,000 shares

Equity Residential Properties, Series K, 18,000 shares

Health Care REIT, Series J, 111,170 shares

Hospitality Properties, Series C, 59,227 shares

National Retail Properties, Series D, 138,240 shares

ProLogis, Series L, 114,820 shares

ProLogis, Series M, 18,700 shares

ProLogis, Series O, 10,228 shares

ProLogis, Series R, 5,000 shares

ProLogis, Series S, 7,400 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 62,000 shares

Public Storage, Series Q, 16,000 shares

Public Storage, Series R, 32,500 shares

Realty Income, Series E, 78,820 shares

Regency Centers, Series F, 122,326 shares

Vornado Realty, Series G, 40,000 shares

Vornado Realty, Series H, 68,000 shares

Vornado Realty, Series I, 24,000 shares

Weingarten Realty Investors, Series D, 9,000 shares

µ	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2012, securities valued at $22,167,371 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$20,979,000	11/14/12	0.40%	12/11/12	$3,963	(1)

*	Interest rate as of November 30, 2012. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $458,548 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $112,946 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,032,793 par

Federal National Mortgage Association, 5.00%, 11/1/17, $144,238 par

Federal National Mortgage Association, 6.50%, 6/1/29, $310,732 par

Federal National Mortgage Association, 7.50%, 5/1/30, $32,716 par

Federal National Mortgage Association, 8.00%, 5/1/30, $13,752 par

Federal National Mortgage Association, 5.00%, 11/1/33, $1,280,959 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,236,963 par

Federal National Mortgage Association, 4.50%, 3/1/40, $1,621,870 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,726,348 par

Federal National Mortgage Association, 3.50%, 2/1/41, $2,349,923 par

Federal National Mortgage Association, 3.50%, 3/1/41, $3,276,672 par

Federal National Mortgage Association, 3.50%, 2/1/42, $2,417,756 par

Federal National Mortgage Association, 3.50%, 4/1/42, $2,319,825 par

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments     |    November 30, 2012 (unaudited)

American Select Portfolio (SLA)

Federal National Mortgage Association, 3.50%, 8/1/42, $2,277,906 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

Δ	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2012.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2012, the total fair value of these investments was $1,009,483 or 0.8% of total net assets.

X	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2012.

▲	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $184,031,867. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$9,021,800
Gross unrealized depreciation	(10,457,343)

Net unrealized depreciation	$(1,435,543)

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1-Quoted prices in active markets for identical securities.

Level 2-Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3-Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$48,327,112	$48,327,112
Corporate Notes	—	—	16,886,250	16,886,250
Corporate Bonds	—	39,309,619	—	39,309,619
U.S. Government Agency Mortgage-Backed Securities	—	22,167,371	—	22,167,371
Commercial Mortgage-Backed Security	—	6,926,323	—	6,926,323
Asset-Backed Security	—	1,009,483	—	1,009,483
Preferred Stocks	45,841,300	—	—	45,841,300
Short-Term Investment	2,128,866	—	—	2,128,866

Total Investments	$47,970,166	$69,412,796	$65,213,362	$182,596,324

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments     |    November 30, 2012 (unaudited)

American Select Portfolio (SLA)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2012	$54,515,670	$16,781,250	$71,296,920
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(502,899)	—	(502,899)
Net change in unrealized appreciation or depreciation	728,795	105,000	833,795
Purchases	—	—	—
Sales	(6,414,454)	—	(6,414,454)

Balance as of November 30, 2012	$48,327,112	$16,886,250	$65,213,362

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2012	$230,532	$105,000	$335,532

During the period ended November 30, 2012, the fund recognized no transfers between fair value levels.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency and Commercial Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bonds

U.S. government agency and commercial mortgage-backed securities, asset-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at November 30, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
SLA
Commercial & Multifamily Whole Loans	$15,209,236	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.36% –2.60%(2.49%) 0.93 –1.45(0.97)
Commercial & Multifamily Whole Loans, Corporate Notes	37,784,802	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	12,219,324	Price Floor	Loss Severity	38.7%

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments     |    November 30, 2012 (unaudited)

American Select Portfolio (SLA)

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 28, 2013